UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York           February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $1,348,866
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number            Name

     1.   028-13397                       Cobalt Offshore Master Fund LP

     2.   028-10572                       Cobalt Partners, L.P.

     3.   028-12326                       Cobalt Partners II, L.P.
         -----------------------     ------------------------------------

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                                                             FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6     COLUMN 7        COLUMN 8

                                                           VALUE       SHS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT PRN CALL  DISCRETION     MGRS      SOLE   SHARED NONE
--------------               ---------------   ------     ---------   -------- --- ----- -----------    -----     -----  ------ ----

ANADARKO PETE CORP            COM               032511107    42,386     555,300 SH     SHARED-DEFINED   1, 2, 3      555,300
ASHLAND INC NEW               COM               044209104    31,872     557,600 SH     SHARED-DEFINED   1, 2, 3      557,600
ATLAS ENERGY LP               COM UNITS LP      04930A104    49,753   2,047,459 SH     SHARED-DEFINED   1, 2, 3    2,047,459
BARRICK GOLD CORP             COM               067901108    18,100     400,000 SH     SHARED-DEFINED   1, 2, 3      400,000
BE AEROSPACE INC              COM               073302101    36,207     935,338 SH     SHARED-DEFINED   1, 2, 3      935,338
BOEING CO                     COM               097023105    18,338     250,000 SH     SHARED-DEFINED   1, 2, 3      250,000
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109     2,844     200,000 SH     SHARED-DEFINED   1, 2, 3      200,000
CABOT OIL & GAS CORP          COM               127097103    19,544     257,500 SH     SHARED-DEFINED   1, 2, 3      257,500
CF INDS HLDGS INC             COM               125269100    54,652     376,960 SH     SHARED-DEFINED   1, 2, 3      376,960
CIGNA CORPORATION             COM               125509109    21,000     500,000 SH     SHARED-DEFINED   1, 2, 3      500,000
DANA HLDG CORP                COM               235825205    21,182   1,743,405 SH     SHARED-DEFINED   1, 2, 3    1,743,405
DEERE & CO                    COM               244199105    13,923     180,000 SH     SHARED-DEFINED   1, 2, 3      180,000
DENBURY RES INC               COM NEW           247916208    18,875   1,250,000 SH     SHARED-DEFINED   1, 2, 3    1,250,000
DEVELOPERS DIVERSIFIED RLTY   NOTE  3.000% 3/1  251591AS2     9,700   9,700,000 PRN    SHARED-DEFINED   1, 2, 3    9,700,000
DEVON ENERGY CORP NEW         COM               25179M103    17,490     282,100 SH     SHARED-DEFINED   1, 2, 3      282,100
DOMTAR CORP                   COM NEW           257559203     7,053      88,210 SH     SHARED-DEFINED   1, 2, 3       88,210
EBAY INC                      COM               278642103    10,616     350,000 SH     SHARED-DEFINED   1, 2, 3      350,000
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140    43,821   1,374,550 SH     SHARED-DEFINED   1, 2, 3    1,374,550
GENWORTH FINL INC             COM CL A          37247D106    17,184   2,623,502 SH     SHARED-DEFINED   1, 2, 3    2,623,502
GRAFTECH INTL LTD             COM               384313102       276      20,249 SH     SHARED-DEFINED   1, 2, 3       20,249
HARVEST NATURAL RESOURCES IN  COM               41754V103     4,236     574,025 SH     SHARED-DEFINED   1, 2, 3      574,025
HERTZ GLOBAL HOLDINGS INC     COM               42805T105    39,576   3,376,796 SH     SHARED-DEFINED   1, 2, 3    3,376,796
HOLLYFRONTIER CORP            COM               436106108    67,415   2,880,967 SH     SHARED-DEFINED   1, 2, 3    2,880,967
INVESCO MORTGAGE CAPITAL INC  COM               46131B100     7,223     514,072 SH     SHARED-DEFINED   1, 2, 3      514,072
JPMORGAN CHASE & CO           COM               46625H100    38,736   1,165,000 SH     SHARED-DEFINED   1, 2, 3    1,165,000
KKR FINANCIAL HLDGS LLC       COM               48248A306    39,259   4,497,000 SH     SHARED-DEFINED   1, 2, 3    4,497,000
KKR FINANCIAL HLDGS LLC       NOTE  7.500% 1/1  48248AAD0    45,942  34,285,000 PRN    SHARED-DEFINED   1, 2, 3   34,285,000
KKR FINANCIAL HLDGS LLC       NOTE  7.000% 7/1  48248AAB4    21,966  21,275,000 PRN    SHARED-DEFINED   1, 2, 3   21,275,000
NAVISTAR INTL CORP NEW        COM               63934E108    27,506     726,147 SH     SHARED-DEFINED   1, 2, 3      726,147
NETAPP INC                    COM               64110D104    10,881     300,000 SH     SHARED-DEFINED   1, 2, 3      300,000
ORACLE CORP                   COM               68389X105     2,565     100,000 SH     SHARED-DEFINED   1, 2, 3      100,000
OWENS CORNING NEW             COM               690742101    26,874     935,708 SH     SHARED-DEFINED   1, 2, 3      935,708
PFIZER INC                    COM               717081103     2,164     100,000 SH     SHARED-DEFINED   1, 2, 3      100,000
PIONEER NAT RES CO            COM               723787107    86,593     967,737 SH     SHARED-DEFINED   1, 2, 3      967,737
POTASH CORP SASK INC          COM               73755L107    18,927     458,500 SH     SHARED-DEFINED   1, 2, 3      458,500
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    12,818     709,349 SH     SHARED-DEFINED   1, 2, 3      709,349
RANGE RES CORP                COM               75281A109    24,776     400,000 SH     SHARED-DEFINED   1, 2, 3      400,000
RSC HOLDINGS INC              COM               74972L102     8,726     471,684 SH     SHARED-DEFINED   1, 2, 3      471,684
SANDRIDGE ENERGY INC          COM               80007P307    14,541   1,781,984 SH     SHARED-DEFINED   1, 2, 3    1,781,984
SEAGATE TECHNOLOGY PLC        SHS               G7945M107    16,400   1,000,000 SH     SHARED-DEFINED   1, 2, 3    1,000,000
SHUTTERFLY INC                COM               82568P304     4,552     200,000 SH     SHARED-DEFINED   1, 2, 3      200,000
SM ENERGY CO                  COM               78454L100    12,164     166,400 SH     SHARED-DEFINED   1, 2, 3      166,400
SPDR GOLD TRUST               GOLD SH           78463V107    47,535     312,750 SH     SHARED-DEFINED   1, 2, 3      312,750
TENNECO INC                   COM               880349105    18,407     618,100 SH     SHARED-DEFINED   1, 2, 3      618,100
TRAVELERS COMPANIES INC       COM               89417E109    33,372     564,000 SH     SHARED-DEFINED   1, 2, 3      564,000
TYSON FOODS INC               CL A              902494103    46,757   2,265,363 SH     SHARED-DEFINED   1, 2, 3    2,265,363
UNION PAC CORP                COM               907818108    37,079     350,000 SH     SHARED-DEFINED   1, 2, 3      350,000
UNITED RENTALS INC            COM               911363109    27,781     940,143 SH     SHARED-DEFINED   1, 2, 3      940,143
UNITEDHEALTH GROUP INC        COM               91324P102    34,969     690,000 SH     SHARED-DEFINED   1, 2, 3      690,000
VALASSIS COMMUNICATIONS INC   COM               918866104     1,923     100,000 SH     SHARED-DEFINED   1, 2, 3      100,000
WABCO HLDGS INC               COM               92927K102     8,680     200,000 SH     SHARED-DEFINED   1, 2, 3      200,000
WELLPOINT INC                 COM               94973V107    31,469     475,000 SH     SHARED-DEFINED   1, 2, 3      475,000
WHITING PETE CORP NEW         COM               966387102    31,516     675,000 SH     SHARED-DEFINED   1, 2, 3      675,000
WILLIAMS COS INC DEL          COM               969457100    22,646     685,819 SH     SHARED-DEFINED   1, 2, 3      685,819
XL GROUP PLC                  SHS               G98290102    18,076     914,318 SH     SHARED-DEFINED   1, 2, 3      914,318
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